Annual Total Returns	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Invesco Bloomberg Pricing Power ETF
Prospectus [Line Items]
Annual Return [Percent]	10.64%	(7.59%)	24.88%	7.46%	28.29%	(3.73%)	21.14%	14.18%	(4.49%)	12.87%
Invesco BulletShares 2025 Corporate Bond ETF
Prospectus [Line Items]
Annual Return [Percent]	5.03%	(5.99%)	(1.28%)	8.20%	12.91%	(1.91%)	5.65%	5.35%
Invesco BulletShares 2023 High Yield Corporate Bond ETF
Prospectus [Line Items]
Annual Return [Percent]	10.87%	(5.29%)	4.58%	4.28%	16.74%	(4.52%)
Invesco BulletShares 2025 Municipal Bond ETF
Prospectus [Line Items]
Annual Return [Percent]	2.96%	(5.07%)	0.69%	4.72%
Invesco BulletShares 2026 Corporate Bond ETF
Prospectus [Line Items]
Annual Return [Percent]	5.69%	(8.29%)	(1.69%)	9.78%	14.05%	(2.37%)	5.61%
Invesco BulletShares 2026 High Yield Corporate Bond ETF
Prospectus [Line Items]
Annual Return [Percent]	10.26%	(7.50%)	4.62%	2.78%	18.01%
Invesco BulletShares 2026 Municipal Bond ETF
Prospectus [Line Items]
Annual Return [Percent]	3.46%	(7.69%)	1.07%	5.06%
Invesco BulletShares 2027 Corporate Bond ETF
Prospectus [Line Items]
Annual Return [Percent]	6.25%	(9.58%)	(1.67%)	9.89%	15.21%	(2.89%)
Invesco BulletShares 2027 High Yield Corporate Bond ETF
Prospectus [Line Items]
Annual Return [Percent]	12.31%	(11.47%)	3.78%	5.49%
Invesco BulletShares 2027 Municipal Bond ETF
Prospectus [Line Items]
Annual Return [Percent]	4.21%	(7.72%)	1.16%	4.85%
Invesco BulletShares 2028 Corporate Bond ETF
Prospectus [Line Items]
Annual Return [Percent]	7.44%	(11.34%)	(1.72%)	10.29%	15.63%
Invesco BulletShares 2028 High Yield Corporate Bond ETF
Prospectus [Line Items]
Annual Return [Percent]	12.71%	(13.76%)	3.13%
Invesco BulletShares 2028 Municipal Bond ETF
Prospectus [Line Items]
Annual Return [Percent]	4.80%	(10.06%)	1.54%	6.61%
Invesco BulletShares 2029 Corporate Bond ETF
Prospectus [Line Items]
Annual Return [Percent]	8.26%	(12.85%)	(2.00%)	10.83%
Invesco BulletShares 2029 High Yield Corporate Bond ETF
Prospectus [Line Items]
Annual Return [Percent]	14.13%	(15.00%)
Invesco BulletShares 2029 Municipal Bond ETF
Prospectus [Line Items]
Annual Return [Percent]	5.38%	(11.13%)	1.33%	7.08%
Invesco BulletShares 2030 Corporate Bond ETF
Prospectus [Line Items]
Annual Return [Percent]	8.08%	(14.88%)	(2.98%)
Invesco BulletShares 2030 High Yield Corporate Bond ETF
Prospectus [Line Items]
Annual Return [Percent]	13.72%
Invesco BulletShares 2030 Municipal Bond ETF
Prospectus [Line Items]
Annual Return [Percent]	6.10%	(13.55%)	1.46%
Invesco BulletShares 2031 Corporate Bond ETF
Prospectus [Line Items]
Annual Return [Percent]	8.60%	(16.81%)
Invesco BulletShares 2031 Municipal Bond ETF
Prospectus [Line Items]
Annual Return [Percent]	6.52%	(15.00%)
Invesco BulletShares 2032 Corporate Bond ETF
Prospectus [Line Items]
Annual Return [Percent]	8.85%
Invesco International Developed Dynamic Multifactor ETF
Prospectus [Line Items]
Annual Return [Percent]	24.96%	(16.71%)
Invesco Investment Grade Defensive ETF
Prospectus [Line Items]
Annual Return [Percent]	5.67%	(7.34%)	(1.37%)	6.34%	7.63%
Invesco RAFI(TM) Strategic US ETF
Prospectus [Line Items]
Annual Return [Percent]	20.80%	(8.40%)	31.81%	15.22%	28.97%
Invesco Russell 1000(R) Dynamic Multifactor ETF
Prospectus [Line Items]
Annual Return [Percent]	21.43%	(13.85%)	28.93%	20.76%	35.72%	(2.30%)
Invesco Russell 2000(R) Dynamic Multifactor ETF
Prospectus [Line Items]
Annual Return [Percent]	15.28%	(17.31%)	28.78%	14.69%	27.03%	(8.42%)